Commitments and contingencies (Details)				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended		60 Months Ended
	Apr. 01, 2022 USD ($)	Jan. 04, 2022 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2021	Jun. 30, 2022 USD ($) claim	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) claim	Jun. 30, 2022 USD ($) claim	Jun. 30, 2021 USD ($) claim	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 13, 2022 USD ($)	Jan. 29, 2018 USD ($)
Vessel Operating Expenses						$ 7,551,000			$ 6,114,000	$ 13,757,000	$ 12,286,000
Vessels, net of accumulated depreciation						592,056,000		$ 602,289,000		592,056,000		$ 602,289,000
Loss Contingency Accrual						$ 0				0
Potential future obligation										10,600,000				$ 3,000,000.0
Annual Property Tax Payable														$ 500,000
Repayment of Indemnifications Received From Hoegh Lng										$ (2,630,000)
Revolving credit facility due to owners and affiliates								24,942,000				24,942,000
Indemnification Claims | claim						0			0	0	0
Income tax examination, year under examination										5 years
Unrecognized tax benefits for uncertain tax positions						$ 10,100,000		9,000,000.0		$ 10,100,000		9,000,000.0
Percentage of accrued interest disallowed					100.00%					100.00%
Colombian Municipal Industry and Commerce Tax
Provision of tax										$ 0
Tax penalty	$ 1,800,000
Indonesian 2019 tax
Unrecognized tax benefits for uncertain tax positions								9,500,000				9,500,000
Additional tax for 2019 including penalties												2,700,000
Provision of tax												3,200,000
Hegh Gallant [Member]
Contractual Obligation						$ 1,100,000	$ 1,100,000	4,900,000		$ 1,100,000		4,900,000
Vessel Operating Expenses								3,500,000
Vessels, net of accumulated depreciation								$ 1,400,000				1,400,000
Percentage of indemnification payments incurred received								50.00%
Percentage of indemnification payment expected to be received						50.00%	50.00%			50.00%
Indemnification Payments Received				$ 2,600,000
SRV Joint Gas Ltd [Member]
Percentage of reimbursement cost related to drydock						100.00%				100.00%
Proceeds received from its owners to finance expenditures										$ 2,400,000
Long-term loan due from subsidiaries										1,200,000
Revolving credit facility
Revolving credit facility due to owners and affiliates																$ 85,000,000
Hoegh LNG
Indemnification Claims		0
Hoegh LNG | Joint ventures
Reduction of loan			$ 300,000										$ 400,000
Hoegh LNG | Revolving credit facility
Revolving credit facility due to owners and affiliates			$ 85,000,000					$ 85,000,000				$ 85,000,000	$ 85,000,000
Minimum | Pending Litigation [Member] | PGN FSRU Lampung Arbitration [Member]
Loss Contingency, Range of Possible Loss, Portion Not Accrued															$ 416,000,000
Minimum | Colombian Municipal Industry and Commerce Tax
Accrued interest						$ 1,300,000				1,300,000
Maximum | Pending Litigation [Member] | PGN FSRU Lampung Arbitration [Member]
Loss Contingency, Range of Possible Loss, Portion Not Accrued															$ 472,000,000
Maximum | Colombian Municipal Industry and Commerce Tax
Accrued interest						$ 2,900,000				$ 2,900,000